Accrued Expenses and Other Liabilities (Details) ¥ in Millions, $ in Millions	Jan. 12, 2024 USD ($)	Jan. 12, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 26, 2023 USD ($)	Sep. 26, 2023 CNY (¥)	Sep. 26, 2023 CNY (¥)
Accrued Expenses and Other Liabilities (Details) [Line Items]
Equity interest					51.00%		51.00%
Consideration amount					$ 7.2	¥ 51.0
Commitment to Lend					7.2		¥ 51.0
Received loan amount		¥ 31,000,000.0	$ 7.2	¥ 51.0
Deposits			$ 2.8	¥ 20.0
Subsequent Event [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Received loan amount	$ 4.4
Third party [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Commitment to Lend					$ 6.9		¥ 49.0